Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of Revision Consolidated Statements of Cash Flows

The effects of the revision on the consolidated statements of cash flows were as follows:

June 30, 2025

	As reported	Adjustment	As revised
Cash flows from investing activities:
Purchase of fixed assets	$(2,095,807)	$-	$(2,095,807)
Advance to related parties	$-	$(6,245,369)	$(6,245,369)
Net cash used in investing activities	$(2,095,807)	$(6,245,369)	$(8,341,176)

Cash flows from financing activities:
Gross proceeds from issuance of common shares pursuant to initial public offering	$11,586,250	$-	$11,586,250
Proceeds from borrowings	$7,443,090	$-	$7,443,090
Repayment to finance lease payables	$(5,561)	$-	$(5,561)
Advance to related parties	$(6,245,369)	$6,245,369	$-
Net cash provided by financing activities	$12,778,410	$6,245,369	$19,023,779

TMD Energy Limited

Notes to Unaudited Consolidated Financial Statements

For the Six Months Ended June 30, 2025 and the Years Ended December 31, 2024 and 2023

Note 2 - Summary of Significant Accounting Policies (Continued)

December 31, 2024

	As reported	Adjustment	As revised
Cash flows from investing activities:
Purchase of fixed assets	$(3,751,944)	$-	$(3,751,944)
Acquisition of investment	$(83,089)	$-	$(83,089)
Increase investment in subsidiary	$74,120	$-	$74,120
Advance to related parties	$-	$(12,245,223)	$(12,245,223)
Net cash used in investing activities	$(3,760,913)	$(12,245,223)	$(16,006,136)

Cash flows from financing activities:
Proceeds from borrowings	$50,910,672	$-	$50,910,672
Repayment to finance lease payables	$(10,216)	$-	$(10,216)
Advance to related parties	$(12,245,223)	$12,245,223	$-
Net cash provided by financing activities	$38,655,233	$12,245,223	$50,900,456

Schedule of Fair Value Measurements

	Carrying Amount			Estimated
	Level 1	Level 2	Level 3	Fair Value
June 30, 2025
Investment in equity securities	$-	$-	$89,712	$89,712

December 31, 2024
Investment in equity securities	$-	$-	$88,908	$88,908

Schedule of Residual Value Rate and Useful Life of Property, Plant and Equipment

The residual value rate and useful life of property, plant and equipment are summarized as follows:

Property, Plant and Equipment	Useful Life
Dry-docking expenditures	2.5 years from the date of dry dock
Furniture and fittings	5 – 10 years
Leased property	Over the life of the lease
Leasehold improvements	5 –10 years
Motor vehicles	5 years
Real properties	40 years
Shipping tools, equipment and computers	2 – 10 years
Vessels	9 – 25 years

Schedule of Goodwill

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Acquisition of TMDF	$-	$1,129	$-
Impairment of goodwill in relation to TMDF	-	(1,129)	-
	-	-	-

Schedule of Revenue By Reportable Segments

	For the Six Months Ended	For the Years Ended
	June 30, 2025	December 31, 2024	December 31, 2023
	(Unaudited)	(Audited)	(Audited)
Revenue	$276,340,120	$688,607,542	$633,079,773
Cost of revenues	(272,356,649)	(672,562,832)	(620,989,960)
Selling and marketing expenses	(38,067)	(39,664)	(101,302)
General and administrative expenses	(3,330,264)	(5,249,099)	(5,127,137)
Depreciation expenses	(2,558,809)	(4,758,014)	(4,257,189)
Other (expenses) income	(2,577,706)	(3,952,786)	354,527
Net (loss) income of single operating segment	$(4,521,375)	$2,045,147	$2,958,712